EXHIBIT 99.30

Canopy ATR QM Report

Deal ID	Loan ID	Investor Loan ID	Seller Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
615	xxx	xxx		xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation	No	No	Yes	No	No	No	No	No	No	No	Yes	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A	xxx	N/A	Employed		No		No
616	xxx	xxx		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
617	xxx	xxx		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
618	xxx	xxx		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	Yes	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
619	xxx	xxx		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
620	xxx	xxx		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No			No		No	No	Yes	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	xxx				No		Yes	Present
621	xxx	xxx		xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation	No	No	No	No	No	No	No	No	No	No	No	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A	xxx	N/A	Employed		No		No
622	xxx	xxx		xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Alternative ATR Documentation	No	Yes	No	No	No	No	No	No	No	No	No	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A	xxx	N/A	Employed		No		No